Fair Value of Financial Instruments and Risk Management - Reconciliation of Changes in Fair Value of Assets Classified as Level 3 (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	$ 2	$ (9)	$ 3	$ 2
Realized losses	0	(5)	0	(11)
Unrealized gains (losses)	8	7	8	(3)
Settlements	(1)	3	(2)	8
Balance, end of period	$ 9	$ (4)	$ 9	$ (4)